Borrowings - Lease liabilities rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Accrued interest	$ 2,781	$ 1,532	$ 1,074
Current lease liabilities
Balance at beginning of period	3,938	3,718
Additions and modifications	5,029	4,976
Payments	(6,324)	(5,123)
Reclassification	1,114	696
Effect of translation	36	(329)
Balance at end of period	3,793	3,938	3,718
Non-current lease liabilities
Balance at beginning of period	7,260	2,357
Additions and modifications	1,024	6,086
Payments	0	0
Reclassification	(1,114)	(696)
Effect of translation	759	(487)
Balance at end of period	7,929	7,260	2,357
Total liabilities from financing activities
Balance at beginning of period	11,198	6,075
Additions and modifications	6,053	11,062
Payments	(6,324)	(5,123)	(6,279)
Reclassification	0	0
Effect of translation	795	(816)
Balance at end of period	$ 11,722	$ 11,198	$ 6,075